Regulatory Assets And Liabilities (Components Of Regulatory Assets And Regulatory Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	$ 830,118	$ 725,591
Regulatory Liabilities	259,507	278,317
Income Taxes [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	699,247	596,459
Regulatory Liabilities	181,067	206,940
Utility Plant Retirement Costs [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	6,052	7,687
Regulatory Liabilities	27,604	25,236
Post-retirement Benefits [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	112,626	108,586
Regulatory Liabilities	50,775	46,074
Accrued Vacation [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	1,744	1,605
Water Tank Painting [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	303	1,533
Fair Value Adjustment Of Long-Term Debt Assumed In Acquisition [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	3,636	4,004
Rate Case Filing Expenses And Other [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	6,510	5,717
Regulatory Liabilities	$ 61	$ 67